General Information / Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
General Information
General information
ASM International NV (“ASMI” or “the Company”) is a Dutch public liability company domiciled in the Netherlands with its principal operations in Europe, the United States and Asia. The Company dedicates its resources to the research, development, manufacturing, marketing and servicing of equipment and materials used to produce mainly semiconductor devices.

We are an equipment supplier mainly to the semiconductor, LED and electronics manufacturing industry. We design, manufacture and sell equipment and services to our customers for the production of semiconductor devices, or integrated circuits, for the production of LEDs, and for electronics manufacturing in general.

The semiconductor capital equipment market is composed of three major market segments: wafer processing equipment, assembly and packaging equipment, and test equipment. ASMI is mainly active in the wafer processing and assembly and packaging market segments. We also sell lead frames for semiconductor assembly. In addition, ASM AS is offering surface-mount technology (“SMT”) placement tools for the global electronics manufacturing industries. The wafer processing segment is referred to as “Front-end.” Assembly and packaging and SMT is referred to as “Back-end.”

The Company’s shares are listed for trading on the NASDAQ (symbol ASMI) and the Euronext Amsterdam Stock Exchange (symbol ASM).

The accompanying consolidated financial statements include the financial statements of ASM International NV headquartered in Almere, the Netherlands, and its consolidated subsidiaries (together referred to as “ASMI” or the “Company”).

Basis Of Preparation
Basis of preparation
 The Company follows accounting principles generally accepted in the United States of America (“US GAAP”) and applies the going concern basis in preparing its consolidated financial statements. Historical cost is used as the measurement basis unless otherwise indicated.

The accompanying consolidated financial statements are stated in thousands of Euros (“EUR”) unless indicated otherwise. Amounts in these financial statements are rounded to the nearest thousand Euro; therefore amounts may not equal (sub) totals due to rounding.

Use Of Estimates
Use of estimates
 The preparation of financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, ASMI evaluates its estimates. ASMI bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
Consolidation
 The consolidated financial statements include the accounts of ASMI NV and all of its subsidiaries where ASMI holds a controlling interest. The non-controlling interest is disclosed separately in the consolidated financial statements. All intercompany profits, transactions and balances have been eliminated in consolidation.

Subsidiaries are all entities over which ASMI has the power to govern the financial and operating policies.

As further described in the Notes to Consolidated Financial Statements herein, from time to time, the consolidated subsidiary ASM Pacific Technology Ltd (“ASMPT”) will issue common shares pursuant to their Employee Share Incentive Scheme. The effect of these issuances is a dilution of the ownership in ASMPT. Results on dilution of investments in subsidiaries are accounted for directly in equity.

Subsidiaries are fully consolidated from the date on which control is transferred to ASMI and are deconsolidated from the date on which ASMI’s control ceases.

Business Combinations
Business combinations
 ASC Topic 805 (“Business Combinations”) requires that companies record acquisitions under the purchase method of accounting. Accordingly, the purchase price is allocated to the tangible assets and liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over the fair value is recorded as goodwill. Purchased intangibles with definite lives are amortized over their respective useful lives. When a bargain purchase incurs, which is the case when the fair value of the acquired business exceeds the purchase price, this surplus in fair value is recognized as a gain from bargain purchase.

Segment Reporting
Segment reporting
 The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia. The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. In January 2011 ASMPT acquired the surface-mount technology from Siemens. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 51.96% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong.

Foreign Currency Translation
Foreign currency translation
 Items included in the financial statements of each ASMI’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial information is presented in euro (EUR), which is the functional currency of the Company and the group’s presentation currency.

In the preparation of ASMI’s consolidated financial statements, assets and liabilities of foreign subsidiaries of which the functional currency is not the euro, are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rates for the corresponding period. Resulting translation adjustments are directly recorded in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative Financial Instruments
Derivative financial instruments
 ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company’s foreign currency management is to manage the effect of exchange rate fluctuations on income, expenses, cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in U.S. dollar.

The Company uses forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) net of taxes in shareholders’ equity, and is reclassified into earnings when the hedged transaction affects earnings.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses and other.

Substantially all amounts, which are net of taxes, included in accumulated other comprehensive loss at December 31, of any year, will be reclassified to net earnings within the next twelve months, upon completion of the underlying transactions. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

The Company does not use forward exchange contracts for trading or speculative purposes.

Cash And Cash Equivalents
Cash and cash equivalents
 Cash and cash equivalents comprise deposits held at call with banks and other short-term highly liquid investments with original maturity of three months or less. Bank overdrafts are included in notes payable to banks in current liabilities.

Cash and cash equivalents of the Company’s subsidiary ASMPT are restricted to be used only in the operations of ASMPT.

Accounts Receivable
Accounts receivable
 Accounts receivable are stated at nominal value less an allowance for doubtful accounts.

A significant percentage of our accounts receivable is derived from sales to a limited number of large multinational semiconductor device manufacturers located throughout the world. In order to monitor potential credit losses, we perform ongoing credit evaluations of our customers’ financial condition. An allowance for doubtful accounts is maintained for potential credit losses based upon management’s assessment of the expected collectability of all accounts receivable. The allowance for doubtful accounts is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which we are aware regarding a customer’s inability to meet its financial obligations; and our judgments as to potential prevailing economic conditions in the industry and their potential impact on the Company’s customers.

Inventories
Inventories
 Inventories are stated at the lower of cost (first-in, first-out method) or market value. Inventory in the SMT business is generally determined on the basis of an average method. Costs include net prices paid for materials purchased, charges for freight and custom duties, production labor cost and factory overhead. Allowances are made for slow moving, obsolete or unsellable inventory.

Allowances for obsolescence of inventory are determined based on the expected demand as well as the expected market value of the inventory. We regularly evaluate the value of our inventory of components and raw materials, work in progress and finished goods, based on a combination of factors including the following: forecasted sales, historical usage, product end of life cycle, estimated current and future market values, service inventory requirements and new product introductions, as well as other factors. Purchasing requirements and alternative uses for the inventory are explored within these processes to mitigate inventory exposure. We record write downs for inventory based on the above factors and take into account worldwide quantities and demand into our analysis.

Evaluation Tools At Customers
Evaluation tools at customers
 Evaluation tools at customers (“evaluation tools”) are systems generally delivered to customers under evaluation or a conditional purchase order and include substantial customization by ASM engineers and ASM-R&D staff in the field. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

On final acceptance of the system the purchase consideration is recognized as revenue. The carrying value of the evaluation tool at that point in time is recognized as cost of sales. In the circumstance that the system is returned, at the end of the evaluation period, a detailed impairment review takes place, and future sales opportunities and additional costs are identified. Only when the fair value is below the carrying value of the evaluation tool an additional depreciation is recognized. The remaining carrying value is recognized as finished goods (inventory).

Long-Lived Assets
Long-lived assets
 Long-lived assets include goodwill, other intangible assets and property, plant and equipment. Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses. Capital leased assets are recorded at the present value of future lease obligations. Depreciation is calculated using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the lesser of the estimated useful life of the leasehold improvement or the term of the underlying lease.

Business combinations are accounted for under the purchase acquisition method. The Company tests its recorded goodwill and other intangible assets with indefinite lives for impairment each year on December 31 and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill is allocated to reporting units for purposes of impairment testing and tested for impairment on a two-step approach. The implied fair value of goodwill is determined. First the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its fair value.

Other intangible assets with finite lives are amortized over the estimated useful lives using the straight-line method.

Asset Held for Sale / Recoverability Of Long-Lived Assets
Assets held for sale
A long-lived asset to be sold is classified as held for sale in the period in which all of the following criteria are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset.

•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.

•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

If at any time these criteria are no longer met a long-lived asset classified as held for sale will be reclassified as held and used.
If during the initial one-year period, circumstances arise that previously were considered unlikely and, as a result, a long-lived asset previously classified as held for sale is not sold by the end of that period and all of the following conditions are met:

◦	During the initial one-year period the entity initiated actions necessary to respond to the change in circumstances.

◦	The asset is being actively marketed at a price that is reasonable given the change in circumstances.
the period required to complete the sale of a long-lived asset may be extended beyond one year.

Recoverability of long-lived assets
 Long-lived assets (except those not being amortized) to be held and used by the Company are reviewed by the Company for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing the review for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the asset. If the undiscounted future cash flow is less than the carrying amount of the asset, the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. Long-lived assets and other intangibles (except those not being amortized) to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Revenue Recognition
Revenue recognition
 The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured.

Our Front-end sales frequently involve sales of complex equipment, which may include customer-specific criteria, sales to new customers or sales of equipment with new technology. For each sale, the decision whether to recognize revenue is, in addition to shipment and factory acceptance, based on: the contractual agreement with a customer; the experience with a particular customer; the technology and the number of similarly configured equipment previously delivered. Based on these criteria we may decide to defer revenue until completion of installation at the customer’s site and obtaining final acceptance from the customer. Revenue in our AS business on sales subjected to customer acceptance is not recognized until customer acceptance occurs.

A major portion of our revenue is derived from contractual arrangements with customers that have multiple deliverables, such as equipment and installation. When a sales arrangement contains multiple elements, such as equipment and installation,ASMI allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or best estimated selling price (BESP) if neither VSOE nor TPE is available. ASMI generally utilizes the BESP due to the nature of our products. The total arrangement consideration is allocated at inception of the arrangement to all deliverables on the basis of their relative selling price. The revenue relating to the undelivered elements of the arrangements is deferred at their relative selling prices until delivery of these elements. At December 31, 2010, December 31, 2011 and December 31, 2012 we have deferred revenues from installations in the amount of €4.4 million, €6.3 million and €3.5 million respectively.

In general, we recognize revenue from sales of equipment upon transfer of title, which is upon shipment of the equipment, only if testing at the factory has proven that the equipment has met substantially all of the customer’s criteria and specifications

The Company recognizes revenue from installation of equipment upon completion of installation at the customer’s site. At the time of shipment, the Company defers that portion of the sales price related to the relative selling price of installation. The relative selling price of the installation process is measured based upon the per-hour amounts charged to clients parties for similar installation services. Installation is completed when testing at the customer’s site has proven that the equipment has met all of the customer’s criteria and specifications. The completion of installation is signed-off by the customer (“final acceptance”).

We provide training and technical support service to customers. Revenue related to such services is recognized when the service is rendered. Revenue from the sale of spare parts and materials is recognized when transfer of title took place, in general upon shipment of the goods. Freight charges billed to customers are recognized as revenue, the related costs are recognized as cost of sales. Revenues are recognized excluding the taxes levied on revenues.

Cost Of Sales
Cost of sales
 Cost of sales comprise direct costs such as labor, materials, cost of warranty, depreciation, shipping and handling costs and related overhead costs. Cost of sales also includes third party commission, depreciation expenses of evaluation tools at customers, royalty payments and costs relating to prototype and experimental products, which the Company may subsequently sell to customers. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period.

Warranty
Warranty
 We provide maintenance on our systems during the warranty period, usually one to two years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. We accrue for the estimated cost of the warranty on products shipped in a provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically.

Research And Development Costs
Research and development costs
 Research and development costs are expensed as incurred. Costs, which relate to prototype and experimental models and are sold to customers, are charged to cost of sales. Subsidies and other governmental credits to cover research and development costs relating to approved projects are recorded as research and development credits in the period when such project costs occur. The research and development expenses are presented net of the development credits.

Share-Based Compensation Expenses
Share-based compensation expenses
 The cost relating to employee stock options (compensation expense) are recognized based upon the grant date fair value of the stock options. The fair value at grant date is estimated using a Black-Scholes option valuation model. This model requires the use of assumptions including expected stock price volatility, the estimated life of each award and the estimated dividend yield.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined.

For further information on ASMI’s employee stock option plans reference is made to Note 20.

Restructuring Costs
Restructuring costs
 Restructuring expenses are recognized for exit or disposal activities when the liability arising from restructuring plans is incurred. Reference is made to Note 25. Distinction is made in one-time employee termination expenses, contract termination expenses and other associated expenses. For the accounting on the distinguished elements of restructuring expenses we apply to the policy as mentioned below. The expenses have been charged to “restructuring expenses”.

One-time termination expenses represent the payments provided to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. A restructuring plan exists at the date the plan meets all of the following criteria and has been communicated to employees:

•	Management commits to the plan.

•	The plan identifies the number of employees that become redundant and the expected completion date.

•	The plan sets out the terms and conditions of the arrangement in sufficient detail to enable employees to determine the type and amount of benefits they will receive.

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The timing of the recognition and measurement of a liability for one-time termination expenses depends on whether employees will be retained to render service beyond a minimum retention period.

Contract termination expenses are related to the termination of an operating lease or another contract. These expenses are distinguished in:

•
Expenses related to the termination of the contract before the end of its term. These expenses are recognized when the contract is terminated .The liability is measured at its fair value in accordance with the contract terms.

•
Expenses related to contracts that will last for its remaining term without economic benefit to the entity. This is the case when a lease contract for premises is not terminated while the premises are not (completely) in use anymore. The liability is accrued for at the cease-use date, the date the company determined that it would no longer occupy the premises, which is conveyed to it under the contractual operating lease. The liability is measured at its fair value in accordance with the contract terms.

Other costs related to restructuring include costs to consolidate or close facilities and relocate employees. A liability for other expenses related to a restructuring such as transition costs is recognized and measured in the period in which the liability is incurred. The costs incurred are directly related to the restructuring activity. The definition of exit costs excludes expected future operating losses.

Income Taxes
Income taxes
The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using currently enacted tax rates. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the Consolidated Statement of Operations in the period in which the enacted rate changes. Deferred tax assets are reduced through a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

ASC 740 prescribes a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. Prior to recognizing the benefit of a tax position in the financial statements, the tax position must be more-likely-than-not of being sustained based solely on its technical merits. Once this recognition threshold has been met, tax positions are recognized at the largest amount that is more-likely-than-not to be sustained. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Pension Plans And Similar Commitments
Pension plans and similar commitments
 The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands, Germany and Japan. The Company’s employees in the Netherlands participate in a multi-employer plan. Payment to defined contribution plans and the multi-employer plan are recognized as an expense in the Consolidated Statement of Operations as they fall due.

The Company’s employees in Germany and Japan participate in a defined benefit plan. Pension costs in respect of these defined benefit plans are determined using the projected unit credit method. These costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets. Obligations for retirement benefit and related net periodic pension costs are determined in accordance with actuarial valuations. These valuations rely on key assumptions including discount rates, expected return on plan assets, expected salary increases, mortality rates and health care trend rates. The discount rate assumptions are determined by reference to yields on high-quality corporate bonds of appropriate duration and currency at the end of the reporting period. In case such yields are not available, discount rates are based on government bonds yields. The expected returns on plan asset assumptions are determined on a uniform methodology, considering long-term historical returns and asset allocations. Due to changing market and economic conditions, the underlying key assumptions may differ from actual development and may lead to significant changes in retirement benefit obligations.

In accordance with ASC 715, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans" the Company recognizes in its Consolidated Balance Sheet an asset or a liability for the plan’s overfunded status or underfunded status respectively. The unfunded status is recognized as a liability. Actuarial gains and losses are recognized in other comprehensive income when incurred. Reference is made to Note 19 and Note 20.

Commitments And Contingencies
Commitments and contingencies
 The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company’s consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase commitments and commitments for capital expenditure, are generally not required to be recognized as liabilities on the Company’s balance sheet but are required to be disclosed. Reference is made to Note 21.

Comprehensive Income
Comprehensive income
 Comprehensive income consists of net earnings (loss) and other comprehensive income. Other comprehensive income includes gains and losses that are not included in net earnings, but are recorded directly in Shareholders’ Equity.

New Accounting Pronouncements
New accounting pronouncements
 In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income (ASU 2011-05) to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This guidance was effective for ASMI for the year 2012, and has been applied retrospectively. The implementation of this authoritative guidance did not change the presentation of comprehensive Income. As a result of this application the deferral of the date as per ASU 2011-12 was not relevant for ASMI.

In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820)” to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This authoritative guidance limits the highest-and-best-use measure to non-financial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. This authoritative guidance also expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for ASMI in 2012. The implementation of this authoritative guidance did not have a material impact on ASMI’s financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350).” The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step Quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU was effective for ASMI in 2012, but did not have any effect on ASMI’s consolidated financial statements. In July 2012, the FASB issued ASU 2012-02 " Testing indefinite-lived intangible assets for impairment". This ASU is an amendment on the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. This ASU was issued in response of feedback on ASU 2011-08. This new guidance will be effective on impairment tests performed for fiscal years beginning after September 15, 2012. The ASU will not have any effect on ASMI's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about offsetting assets and liabilities". Under the new guidance entities must disclose both gross information and net information on instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for ASMI beginning January 1, 2013. We do not expect this new guidance to have material impact on our consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04 "Technical corrections and improvements". This ASU makes certain technical correction to the FASB Accounting Standards Codification. The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not expect this new guidance to have material impact on our consolidated financial statements.